Property and Equipment (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Depreciation, Depletion and Amortization, Total	$ 207,000	$ 229,000	$ 304,000	$ 324,000